Finance Income (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance Income [Abstract]
Bank interest income	£ 3,363	£ 4,436	£ 11,067	£ 12,213
Finance income	£ 3,363	£ 4,436	£ 11,067	£ 12,213